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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.


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1.   Name and address of issuer:

                     American General Life Insurance Company
                               Separate Account D
                              2727-A Allen Parkway
                            Houston, Texas 77019-2191

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2.   The name of each series or class of securities for which this Form is filed
     (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

AIM Variable Insurance International Growth Fund; AIM Variable Insurance Premier Equity Fund; American Century Variable Portfolios Value Fund; Ayco Growth Fund; Credit Suisse Trust Small Cap Growth Portfolio; Dreyfus Investment Portfolios MidCap Stock Portfolio; Dreyfus Socially Resposible Growth Fund; Dreyfus Variable Investment Fund Quality Bond Portfolio; Dreyfus Variable Investment Fund Small Cap Portfolio; Evergreen Offit VA Emerging Markets Bond; Evergreen Offit VA U.S. Government Securities Fund; Evergreen VA High Income Fund; Evergreen VA Strategic Income Fund; Fidelity Variable Insurance Products Fund II Asset Manager Portfolio; Fidelity Variable Insurance Products Asset Manager Portfolio - Service Class 2; Fidelity Variable Insurance Products Contrafund Portfolio - Service Class 2; Fidelity Variable Insurance Products Equity-Income Portfolio - Service Class 2; Fidelity Variable Insurance Products Growth Portfolio - Service Class 2; Fidelity Variable Insurance Products Index 500 Portfolio - Service Class 2; Fidelity Variable Insurance Products Overseas Portfolio - Service Class 2; Franklin Templeton Variable Insurance Products Trust Templeton Global Asset Allocation Strategy Fund - Class 2; Franklin Templeton Variable Insurance Products Trust Templeton Securities Fund - Class 2; JP Morgan Small Company Portfolio; Janus Aspen Series Aggressive Growth Portfolio - Service Shares; Janus Aspen Series International Growth Portfolio - Service Shares; Janus Aspen Series Worldwide Growth Portfolio - Service Shares; LEVCO Equity Value Fund; Mercury; MFS Variable Insurance Trust Capital Opportunities Series; MFS Variable Insurance Trust Emerging Growth Series; MFS Variable Insurance Trust New Discovery Series; MFS Variable Insurance Trust Research Series; Navellier Variable Insurance Growth Portfolio; Neuberger Berman Advisers Management Trust Balanced Portfolio; Neuberger Berman Advisers Management Trust Mid-Cap Growth Portfolio; Neuberger Berman Advisers Management Trust Partners Portfolio; Valic Company I International Equities Fund; Valic Company I Mid Cap Index Fund; Valic Company I Money Market I Fund; Valic Company I Nasdaq - 100 Index Fund; Valic Company I Small Cap Index Fund; Valic Company I Social Awareness Fund; Valic Company I Stock Index Fund; Valic Company I - Science & Technology Fund; PIMCO Real Return Portfolio - Administrative Class; PIMCO Short-Term Portfolio - Administrative Class; PIMCO Total Return Portfolio
- Administrative Class; Putnam Variable Trust Growth and Income Fund - Class IB; Putnam Variable Trust International Growth and Income Fund - Class IB; Royce Capital Small Cap Portfolio; SAFECO Resource Series Trust Equity Portfolio; SAFECO Resource Series Trust Growth Opportunities Portfolio; The Universal Institutional Funds Emerging Markets Equity Portfolio; The Universal Institutional Funds Equity Growth Portfolio; The Universal Institutional Funds Core Fixed Income Portfolio; The Universal Institutional Funds Global Value Equity Portfolio; The Universal Institutional Funds High Yield Portfolio; The Universal Institutional Funds International Magnum Portfolio; The Universal Institutional Funds Mid Cap Value Portfolio; The Universal Institutional Funds US Real Estate Portfolio; The Universal Institutional Funds Value Portfolio; Van Kampen Comstock Fund; Van Kampen Corporate Bond Fund; Van Kampen High Income Corporate Bond Fund; Van Kampen Life Investment Trust Asset Allocation Portfolio; Van Kampen Life Investment Trust Domestic Income Portfolio; Van Kampen Life Investment Trust Emerging Growth Portfolio; Van Kampen Life Investment Trust Enterprise Portfolio; Van Kampen Life Investment Trust Government Portfolio; Van Kampen Life Investment Trust Growth and Income Portfolio; Van Kampen Life Investment Trust Money Market Portfolio; Van Kampen Life Investment Trust Strategic Stock Portfolio; Van Kampen Reserve Fund; WM Variable Trust Balanced Portfolio; WM Variable Trust Conservative Balanced Portfolio; WM Variable Trust Conservative Growth Portfolio; WM Variable Trust Equity Income Fund; WM Variable Trust Flexible Income Portfolio; WM Variable Trust Growth and Income Portfolio; WM Variable Trust Growth Fund; WM Variable Trust Income Fund; WM Variable Trust International Growth Fund; WM Variable Trust Mid Cap Stock Fund; WM Variable Trust Money Market Fund; WM Variable Trust Short Term Income Fund; WM Variable Trust Small Cap Stock Fund; WM Variable Trust Strategic Growth Portfolio; WM Variable Trust U.S. Government Securities Fund; WM West Coast Equity Fund.

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3.   Investment Company Act File Number: 811-2441

      Securities Act File Number:        2-49805; 33-43390; 33-57730; 333-25549;
                                         333-40637; 333-70667

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4(a). Last day of fiscal year for which this Form is filed: 12/31/02

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4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4(c). [ ] Check box if this is the last time the issuer will be filing this
          Form.

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5.   Calculation of registration fee:

     (i)  Aggregate sale price of securities sold during
          the fiscal year pursuant to section 24(f):                   $ 12,443,299
                                                                       ------------
     (ii) Aggregate price of securities redeemed or
          repurchased during the fiscal year:           $ 261,189,991
                                                        -------------

    (iii) Aggregate price of securities redeemed or
          repurchased during any prior fiscal year
          ending no earlier than October 11, 1995
          that were not previously used to reduce
          registration fees payable to the Commission:  $ 176,372,935
                                                        -------------

    (iv)  Total available redemption credits [add items
          5(ii) and 5(iii)]:                                          -$437,562,926
                                                                       ------------

    (v)   Net sales - if Item 5(i) is greater than Item
          5(iv) [subtract Item 5(iv) from Item 5(i)]:                  $        N/A
                                                                       ------------

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    (vi)  Redemption credits available for use in       $(425,119,627)
          future years - if Item 5(I) is less that      -------------
          Item 5(iv) [subtract Item 5(vii) from Item
          5(i)]

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    (vii) Multiplier for determining registration fee
          (See Instructions C.9):                                     X   0.0000809
                                                                       ------------

   (viii) Registration fee due [multiply Item 5(v) by
          Item 5(vii)] (enter "0" if no fee is due):                  =$          0
                                                                       ------------

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6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: N/A. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A.

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7.   Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                      +$          0
                                                                       ------------

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8.   Total of the amount of the registration fee due plus any interest due [line
     5(viii) plus line 7]:

                                                                      =$          0
                                                                       ------------

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

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9.   Date the registration fee and any interest payment was sent to the
     Commission's lockbox depository:                                       N/A
                    Method of Delivery:
                             [ ] Wire Transfer
                             [ ] Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title) *  /s/ Robert F. Herbert, Jr.
                            ----------------------------------------------------
                            Robert F. Herbert, Jr. - Senior Vice President, Treasurer & Controller
                            ----------------------------------------------------
Date        3/25/2003

*    Please print the name and title of the signing officer below the signature.